Loans and Royalty Obligations (Details) - Schedule of Fair Values (Level 2 In The Hierarchy), Were Calculated According to the Black and Scholes - $ / shares		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Fair Values Level2 In The Hierarchy Were Calculated According To The Black And Scholes Abstract
Standard deviation	[1]	54.00%	71.00%	91.00%
Risk free interest		3.25%	0.00%	0.00%
Expected dividend		0.00%	0.00%	0.00%
Exercise period		6 months	1 year 6 months	2 years 6 months
Actual Share price (in dollars, unadjusted) (in Dollars per share)		$ 1.4	$ 3	$ 5.9

[1]	The degree of volatility is based on the historical volatility of the Company’s share for the corresponding periods over the expected life of the option up to the date of exercise.